Average Annual Total Returns - Multi-Asset Fund	I OneYear	I FiveYear	I TenYear	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	I 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) FiveYear	I 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) TenYear	N OneYear	N FiveYear	N TenYear	N Inception Date	N 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	N 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) FiveYear	N 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 OneYear	R6 FiveYear	R6 Since Inception		R6 Inception Date	R6 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	2.68%	8.18%	5.79%	Sep. 29, 2010	2.34%	5.72%	3.45%	1.70%	5.37%	3.53%	14.73%	11.11%	10.02%	2.41%	7.86%	5.51%	Sep. 29, 2010	14.73%	11.11%	10.02%	2.78%	8.24%	4.39%	[1]	Sep. 02, 2014	14.73%	11.11%	9.34%	[1]

[1]	Since inception performance is shown for Class R6 since it does not have 10 years of performance history.